Shareholder Report, Holdings (Details) - C000014305	Oct. 31, 2025
FR_46625H100
Holdings [Line Items]
Percent of Total Investments	3.90%
FR_166764100
Holdings [Line Items]
Percent of Total Investments	3.70%
FR_02079K305
Holdings [Line Items]
Percent of Total Investments	3.60%
FR_023135106
Holdings [Line Items]
Percent of Total Investments	3.40%
FR_808513105
Holdings [Line Items]
Percent of Total Investments	3.10%
FR_595112103
Holdings [Line Items]
Percent of Total Investments	2.90%
FR_437076102
Holdings [Line Items]
Percent of Total Investments	2.90%
FR_693475105
Holdings [Line Items]
Percent of Total Investments	2.40%
FR_88579Y101
Holdings [Line Items]
Percent of Total Investments	2.40%
FR_701094104
Holdings [Line Items]
Percent of Total Investments	2.40%
Parker-Hannifin Corp.
Holdings [Line Items]
Percent of Total Investments	30.70%
SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.20%